SUBSEQUENT EVENTS (Details Narrative)																																1 Months Ended			2 Months Ended	3 Months Ended			5 Months Ended		6 Months Ended			12 Months Ended
	Jun. 08, 2022 $ / shares shares	Jun. 03, 2022 USD ($) $ / shares shares	May 09, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 08, 2022 $ / shares shares	Mar. 10, 2022 $ / shares shares	Mar. 07, 2022 $ / shares shares	Jan. 20, 2022 $ / shares shares	Dec. 13, 2021 $ / shares shares	Dec. 03, 2021 $ / shares shares	Nov. 26, 2021 USD ($) $ / shares shares	Nov. 04, 2021 $ / shares shares	Nov. 03, 2021 USD ($) $ / shares shares	Nov. 03, 2021 CAD ($) shares	Oct. 01, 2021 $ / shares shares	Aug. 30, 2021 $ / shares shares	Aug. 11, 2021 USD ($) $ / shares shares	Aug. 11, 2021 CAD ($) shares	Jul. 16, 2021 USD ($) shares	Jul. 16, 2021 CAD ($) $ / shares shares	Jul. 16, 2021 USD ($) shares	Jul. 16, 2021 CAD ($) $ / shares shares	Jun. 17, 2021 CAD ($) shares	May 28, 2021 USD ($) shares	May 28, 2021 CAD ($) $ / shares shares	May 05, 2021 CAD ($) $ / shares	Nov. 20, 2020 USD ($) shares	Nov. 20, 2020 CAD ($) $ / shares shares	Sep. 10, 2020 CAD ($) $ / shares shares	Jan. 17, 2020 USD ($) shares	Jan. 17, 2020 CAD ($) $ / shares shares	Jun. 13, 2022 CAD ($) $ / shares shares	Apr. 27, 2022 $ / shares shares	Jun. 17, 2021 USD ($)	Jan. 31, 2022 CAD ($) $ / shares shares	Feb. 10, 2022 CAD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($) $ / shares shares	Apr. 27, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Apr. 30, 2022 $ / shares	Apr. 22, 2022 $ / shares	Nov. 03, 2021 $ / shares shares	Oct. 31, 2021 $ / shares	Aug. 11, 2021 $ / shares	Jun. 07, 2021 $ / shares	Feb. 08, 2021 shares	Feb. 19, 2020 $ / shares	Aug. 28, 2018 USD ($)	Nov. 01, 2016 $ / shares
Subsequent Event [Line Items]
Number of shares issued price per share | $ / shares																																																$ 0.65		$ 0.65					$ 0.05
Proceeds from issuance of common stock | $																																									$ 3,851,614		$ 1,856,336	$ 7,328,389	$ 2,715,129
Capital stock Authorized: 1 billion common stock at par value of $0.001 Issued and paid: 434,866,801 (2021 – 392,943,398) | $				$ 39,096,950																																					39,096,950			29,842,167	21,322,022
Stock issued during period, value | $																																									$ 546,697		$ 2,024,442	$ 6,841,169	$ 376,997
Stock issued during period, conversion shares																																	2,000,000
Warrants exercisable price | $ / shares																																															$ 0.20		$ 0.05				$ 0.08
Incentive stock options granted																																									1,250,000	1,250,000	15,650,000	38,800,000	6,600,000
2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Incentive stock options granted				9,092,368	500,000		500,000			250,000					1,450,000	21,700,000
Options exercisable price | $ / shares					$ 0.40		$ 0.40			$ 0.58					$ 0.50	$ 0.70
Options exercisable term					5 years		5 years			5 years					5 years	5 years
Non Brokered Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued																	3,827,601	3,827,601	4,350,000	4,350,000	4,350,000	4,350,000	23,076,926							3,643,792	3,643,792								25,724,955	25,724,955	25,724,955	25,724,955
Number of shares issued price per share | (per share)																	$ 0.44			$ 0.20		$ 0.20				$ 0.13			$ 0.13		$ 0.15									$ 0.13						$ 0.13				$ 0.55
Proceeds from Issuance of Private Placement																	$ 1,683,336	$ 2,105,180	$ 690,860	$ 870,000	$ 690,860	$ 870,000	$ 3,000,000							$ 416,719	$ 546,569			$ 2,442,531					$ 2,621,314	$ 3,344,244	$ 2,621,314	$ 3,344,244
[custom:IssuanceOfSharesDescription]																	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 (US$0.52) for a period of eighteen months from the date of closing.	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.65 (US$0.52) for a period of eighteen months from the date of closing.	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing.	Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.30 for a period of one year from the date of closing.	Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche.						Each unit is comprised of one common share and one common share purchase warrant exercisable at CA$0.19 per common share for a period of one year.										Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche.	Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche.
Non Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Number of shares issued																								5,223,420	5,223,420		5,599,171	5,599,171
Number of shares issued price per share | $ / shares																									$ 0.13			$ 0.13
Proceeds from Issuance of Private Placement																								$ 561,844	$ 679,044		$ 556,876	$ 727,892
Non Brokered Private Placement One [Member]
Subsequent Event [Line Items]
Number of shares issued																																									23,076,926	23,076,926
Number of shares issued price per share | $ / shares																																														0.13
Proceeds from Issuance of Private Placement																																									$ 2,442,531	$ 3,000,000
[custom:IssuanceOfSharesDescription]																																									Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche	Each unit issued consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of CA$0.19 for a period of one year from the date of closing of the respective financing tranche
Class A Warrants [Member]
Subsequent Event [Line Items]
Number of warrants exercisable						500,000			500,000			500,000																					1,000,000
Warrants exercisable price | $ / shares						$ 0.13		$ 0.13	$ 0.13			$ 0.13																					$ 0.13
Class B Warrants [Member]
Subsequent Event [Line Items]
Number of warrants exercisable						500,000		500,000	500,000			500,000																					1,000,000
Warrants exercisable price | $ / shares						$ 0.19		$ 0.19	$ 0.19			$ 0.19																					$ 0.19
June 2021 Convertible Debentures [Member]
Subsequent Event [Line Items]
Stock issued during period, conversion units						1,000,000		1,000,000	1,000,000			1,000,000																					2,000,000
June 2021 Convertible Debenture [Member]
Subsequent Event [Line Items]
Number of shares issued																																									6,000,000	6,000,000
Number of shares issued price per share | $ / shares				$ 1																																					$ 1			$ 1
June 2021 Convertible Debenture [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of warrants exercisable				3,000,000																																					3,000,000
Warrants exercisable price | $ / shares				$ 0.13																																					$ 0.13
June 2021 Convertible Debenture [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of warrants exercisable				3,000,000																																					3,000,000
Warrants exercisable price | $ / shares				$ 0.19																																					$ 0.19
Maximum [Member]
Subsequent Event [Line Items]
Number of warrants exercisable																																																				33,000,000
Maximum [Member] | Non Brokered Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued																													53,846,154
Proceeds from Issuance of Private Placement | $																										$ 3,000,000			$ 7,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued																																									1,375,499	1,375,499	25,724,955	56,979,482	3,643,791
Number of shares issued price per share | $ / shares																																																$ 0.65			$ 0.24
Proceeds from issuance of common stock																																			$ 2,899,295		$ 2,293,946
Warrants shares																																			15,389,448			15,389,448
Stock issued during period, value | $																																									$ 756,524		$ 2,621,314	$ 7,438,041	$ 416,719
Stock issued during period, conversion shares						1,000,000		1,000,000	1,000,000			1,000,000																													6,933,333	6,933,333		1,360,959
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued											1,375,499
Number of shares issued price per share | $ / shares											$ 0.55
Proceeds from Issuance of Private Placement | $											$ 756,524
Share price | $ / shares											$ 0.75
Common Stock [Member] | Non Brokered Private Placement One [Member]
Subsequent Event [Line Items]
[custom:IssuanceOfSharesDescription]																																									Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche	Each unit issued consists of one common share and one common share purchase warrant entitling the holder to acquire a further common share at a price of CA$0.19 for a period of one year from the closing date of the respective financing tranche
Common Stock [Member] | June 2021 Convertible Debenture [Member]
Subsequent Event [Line Items]
Number of shares issued																																									6,000,000	6,000,000
Common Stock [Member] | Agreement [Member]
Subsequent Event [Line Items]
Common stock issued and outstanding percentage																																																						5.00%
Common Stock [Member] | Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Capital stock Authorized: 1 billion common stock at par value of $0.001 Issued and paid: 434,866,801 (2021 – 392,943,398) | $																																																						$ 5,000,000
Common Stock One [Member]
Subsequent Event [Line Items]
Number of shares issued price per share | $ / shares																																			$ 0.19			$ 0.19
Proceeds from issuance of common stock																																					2,279,136	$ 2,880,295
Number of warrants exercisable																																			15,159,448			15,159,448
Common Stock Two [Member]
Subsequent Event [Line Items]
Number of shares issued price per share | $ / shares																																														$ 0.05
Proceeds from issuance of common stock																																						$ 10,000			$ 7,830
Number of warrants exercisable																																			200,000			200,000
Warrant [Member]
Subsequent Event [Line Items]
Warrants shares																																			2,428,363			2,428,363
Warrant [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants exercisable price | $ / shares																															$ 0.21																		$ 0.21
Common Stock Three [Member]
Subsequent Event [Line Items]
Number of shares issued price per share | $ / shares																																			$ 0.30			$ 0.30
Proceeds from issuance of common stock																																					$ 6,981	$ 9,000
Number of warrants exercisable																																			30,000			30,000
Subsequent Event [Member] | 2021 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Incentive stock options granted										250,000
Options exercisable price | $ / shares										$ 0.58
Options exercisable term										5 years
Subsequent Event [Member] | Non Brokered Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued		2,467,000
Proceeds from Issuance of Private Placement | $		$ 616,750
Subsequent Event [Member] | Non Brokered Private Placement [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Number of shares issued			1,727,000
Number of shares issued price per share | $ / shares			$ 0.25
Proceeds from Issuance of Private Placement | $			$ 431,750
Subsequent Event [Member] | Non Brokered Private Placement [Member] | Share Based Compensation Award Second And Final Tranche [Member]
Subsequent Event [Line Items]
Number of shares issued		740,000
Number of shares issued price per share | $ / shares		$ 0.25
Proceeds from Issuance of Private Placement | $		$ 185,000
Subsequent Event [Member] | Non Brokered Private Placement One [Member]
Subsequent Event [Line Items]
[custom:IssuanceOfSharesDescription]			Each unit consists of one common share and one common share purchase warrant entitling the holder thereof to acquire a further common share at a price of $0.45 for a period of one year from the date of closing
Subsequent Event [Member] | Class A Warrants [Member]
Subsequent Event [Line Items]
Number of warrants exercisable								500,000	500,000			500,000
Warrants exercisable price | $ / shares								$ 0.13	$ 0.13			$ 0.13
Subsequent Event [Member] | Class B Warrants [Member]
Subsequent Event [Line Items]
Number of warrants exercisable								500,000	500,000			500,000
Warrants exercisable price | $ / shares								$ 0.19	$ 0.19			$ 0.19
Subsequent Event [Member] | June 2021 Convertible Debentures [Member]
Subsequent Event [Line Items]
Stock issued during period, conversion units								1,000,000	1,000,000			1,000,000
Subsequent Event [Member] | June 2021 Convertible Debenture [Member]
Subsequent Event [Line Items]
Number of shares issued	1,000,000												3,000,000	3,000,000
Subsequent Event [Member] | June 2021 Convertible Debenture [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of warrants exercisable	500,000												1,500,000																																			1,500,000
Warrants exercisable price | $ / shares	$ 0.13												$ 0.13
Subsequent Event [Member] | June 2021 Convertible Debenture [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of warrants exercisable	500,000												1,500,000																																			1,500,000
Warrants exercisable price | $ / shares	$ 0.19												$ 0.19
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued													9,163,425	9,163,425																						15,159,448
Number of shares issued price per share | $ / shares																																$ 0.19				$ 0.19												$ 0.65
Proceeds from issuance of common stock | $																																$ 720,733				$ 2,880,295
Stock issued during period, value													$ 4,796,832	$ 5,956,226
Stock issued during period, conversion shares								1,000,000	1,000,000			1,000,000
Number of warrants exercisable																																3,793,331
Common stock broker warrants expired unexercised																																13,725
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued											1,375,499
Number of shares issued price per share | $ / shares											$ 0.55
Proceeds from Issuance of Private Placement | $											$ 756,524
Share price | $ / shares											$ 0.75
Subsequent Event [Member] | Common Stock [Member] | June 2021 Convertible Debenture [Member]
Subsequent Event [Line Items]
Number of shares issued	1,000,000												3,000,000	3,000,000
Subsequent Event [Member] | Common Stock One [Member]
Subsequent Event [Line Items]
Number of shares issued																																				200,000
Number of shares issued price per share | $ / shares																																$ 0.05				$ 0.05
Proceeds from issuance of common stock | $																																$ 40,000				$ 10,000
Number of warrants exercisable																																800,000
Subsequent Event [Member] | Common Stock Two [Member]
Subsequent Event [Line Items]
Number of shares issued																																				30,000
Number of shares issued price per share | $ / shares																																$ 0.05				$ 0.30
Proceeds from issuance of common stock | $																																$ 15,000				$ 9,000
Number of warrants exercisable																																300,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants shares																																1,153,414				2,428,363
Subsequent Event [Member] | Common Stock Three [Member]
Subsequent Event [Line Items]
Number of shares issued price per share | $ / shares																																$ 0.13
Proceeds from issuance of common stock | $																																$ 32,500
Number of warrants exercisable																																250,000